Net interest income (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income were related to:
Interest income	kr 19,438	kr 6,729	kr 2,719
Interest expenses
Interest expenses excl. resolution fee	(16,299)	(4,353)	(724)
Resolution fee	(94)	(88)	(88)
Risk tax	(150)	(109)
Total interest expenses	(16,543)	(4,550)	(812)
Net interest income	2,895	2,179	1,907
Financial liabilities at fair value through profit or loss
Interest expenses
Total interest expenses	1,048	1,346	530
Derivative used for hedge accounting, liabilities
Interest expenses
Total interest expenses	(8,035)	(1,405)	2,146
Financial liabilities at amortized cost
Interest expenses
Total interest expenses	(9,556)	(4,454)	(3,415)
Financial assets at fair value through profit or loss
Interest income were related to:
Interest income	5,817	(32)	(1,750)
Interest expenses
Total interest expenses		(37)	(73)
Derivatives used for hedge accounting, assets
Interest income were related to:
Interest income	637	(183)	(439)
Financial assets at amortized cost
Interest income were related to:
Interest income	12,984	6,944	4,908
Interest expenses
Total interest expenses		0	0
Loans to credit institutions
Interest income were related to:
Interest income	1,113	506	131
Loans to the public
Interest income were related to:
Interest income	9,181	5,106	3,782
Loans in the form of interest-bearing securities
Interest income were related to:
Interest income	2,448	1,114	776
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest income were related to:
Interest income	2,885	535	50
Derivatives
Interest income were related to:
Interest income	3,519	(797)	(2,239)
Administrative remuneration -CIRR-system
Interest income were related to:
Interest income	261	237	198
Administrative remuneration for concessionary loans	1	1
Other assets
Interest income were related to:
Interest income	kr 31	kr 28	kr 21